Allianz Life Insurance Company of North America
Stewart D. Gregg, Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-2913

April 15, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549


Re:   Allianz Life Insurance Company of New York
      Allianz Life Variable Account C
      File Nos. Nos. 333-143195 and 811-05716

Dear Sir/Madam:

Enclosed for filing please find the Post-Effective Amendment No. 10 to the Form N-4 Registration Statement for the above-referenced Registrant. The purpose of this filing is to reflect changes to the availabilty of certain riders.

Within the attached Post-Effective Amendment are letters, submitted by Allianz Life of New York and the principal underwriter of the Separate Account pursuant to Rule 461 under the Securities Act of 1933, that request acceleration of the effectiveness of the Registration Statement to April 27, 2009 after the filing of such amendment.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Company acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me with any questions or comments you may have concerning the enclosed. I may be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone:
(763)765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By:  /s/ Stewart D. Gregg
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         Stewart D. Gregg